Victory Sustainable World Fund N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Victory Portfolios III
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Jul. 01, 2025